Related Party Transaction and Balance (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transaction and Balance [Abstract]
Schedule of Nature Relationships with Related Parties	a. Nature of relationships with related parties
Name	Relationship with the Company
Chan Sze Ho	Director of the Company
Cheung Yuk Shan	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond	Former director of the Company, resigned as a director and appointed as a consultant of the Company effective April 1, 2024
I Win Growth SPC — Fund 1 SP	Fund managed by IWAML
Lau Kam Yan, Karen	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited	10% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Oriental Moon Tree Limited	73% shareholder of the Company
Tse Tim	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Wu Hin Lun	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of September 30, 2024 and March 31, 2024
Zhu Jian Guo	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun	Controlling party of Lobster Financial Holdings Limited as of September 30, 2024 and March 31, 2024 and spouse of former director Fong Wai Lok, Raymond

Schedule of Transactions with Related Parties	b. Transactions with related parties
			For the Six Months Ended September 30
Name		Nature	2024	2023	2022
Chan Sze Ho	(1)	Brokerage commission	$-	$26	$-
Cheung Yuk Shan	(1)	Brokerage commission	-	96	144
I Win Growth SPC – Fund 1 SP	(1)	Brokerage commission	-	-	9,095
Lau Kam Yan, Karen	(1)	Brokerage commission	40	49	3,303
Lobster Financial Holdings Limited	(1)	Brokerage commission	-	-	1,211
Tse Tim	(1)	Brokerage commission	11,463	1,009	56,055
Wu Hin Lun	(1)	Brokerage commission	419	-	296
Zhu Yun	(1)	Brokerage commission	-	-	1,083
Total			$11,922	$1,180	$71,187

Cheung Yuk Shan	(2)	Handling income on custodian service	$-	$2,056	$-
Tse Tim	(3)	Handling income on dividend collection	-	1	-
Total			$-	$2,057	$-

I Win Growth SPC – Fund 1 SP	(4)	Investment management fee income	$-	$-	$2,088

I Win Growth SPC – Fund 1 SP	(5)	Interest income and other	$-	$-	$3,603
Lau Kam Yan, Karen	(5)	Interest income and other	-	-	1
Lobster Financial Holdings Limited	(5)	Interest income and other	-	-	271
Tse Tim	(5)	Interest income and other	2,019	1,054	1,830
Wu Hin Lun	(5)	Interest income and other	-	17	9
Zhu Yun	(5)	Interest income and other	-	-	28
Total			$2,019	$1,071	$5,742
(1)	The amounts for the six months ended September 30, 2024, 2023 and 2022 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
(2)	The amounts for the six months ended September 30, 2023 represented handling income from custodian services rendered.
(3)	The amounts for the six months ended September 30, 2023 represented handling income from dividend collection services rendered.
(4)	The amounts for the six months ended September 30, 2022 represented income from investment management services rendered.
(5)	The amounts for the six months ended September 30, 2024, 2023 and 2022 represented interests charged on overdue receivables from related parties arising from brokerage transactions.

Schedule of Balance with Related Parties	c. Balance with related parties
			As of
			September 30,	March 31,
Name		Nature	2024	2024
Tse Tim	(1)	Receivables from customers	$-	$3,740

Oriental Moon Tree Limited	(2)	Amounts due from related party	$3,923	$3,895

Chan Sze Ho	(3)	Payables to customers	$2,746	$-
Cheung Yuk Shan	(3)	Payables to customers	65,180	63,845
Fong Wai Lok, Raymond	(3)	Payables to customers	37	-
Lau Kam Yan, Karen	(3)	Payables to customers	42,650	41,727
Tse Tim	(3)	Payables to customers	527,804	390,382
Wu Hin Lun	(3)	Payables to customers	1,035	57,748
Zhu Jian Guo	(3)	Payables to customers	-	2,872
Zhu Yun	(3)	Payables to customers	262	78,675
Total			$639,714	$635,249
(1)	The balances as of March 31, 2024 represented amounts overdue on brokerage transactions which passed the settlement dates. The balances were fully settled subsequently.
(2)	The balance as of September 30, 2024 and March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these unaudited condensed consolidated financial statements, the balance was fully settled subsequently.
(3)	The balances as of September 30, 2024 and March 31, 2024 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.